Accrued Expenses and Other Payables (Tables)	12 Months Ended
Sep. 30, 2023
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables	As of September 30, 2022 and 2023, accrued expenses and other payables consisted of the following:
	As of September 30,
	2022	2023
Other taxes payable (1)	$6,916,501	$4,418,928
Loan from third-parties	-	669,485
Payroll payable	392,192	398,260
Security deposit from a distributor	-	274,123
Other accrued expenses	519,170	358,559
Accrued expenses and other payables	$7,827,863	$6,119,355
(1)	The balance mainly was VAT payable of $6,218,723 and $4,016,656 as of September 30, 2022 and 2023, respectively.